CAPITALIZED COMPUTER SOFTWARE COSTS	12 Months Ended
Mar. 31, 2018
CAPITALIZED COMPUTER SOFTWARE COSTS
CAPITALIZED COMPUTER SOFTWARE COSTS

9.CAPITALIZED COMPUTER SOFTWARE COSTS

The Company capitalizes the cost of computer software developed or purchased for internal use or to be sold.

The following is a summary of capitalized computer software costs as of March 31, 2017 and 2018:

	Thousands of Yen
	2017	2018
Balance at beginning of year	¥2,257,898	¥2,328,190
Costs capitalized during year	486,185	374,715
Foreign currency translation adjustment	545	(337)
Disposal and other	(416,438)	(40,496)
Balance at end of year	2,328,190	2,662,072
Accumulated amortization, end of year	(1,364,949)	(1,859,137)
Capitalized computer software costs—net	¥963,241	¥802,935

Included in the above are capitalized software costs for projects in progress of ¥67,265 thousand and ¥138,021 thousand at March 31, 2017 and 2018, respectively. For the years ended March 31, 2016, 2017 and 2018, the Company recognized amortization expenses related to capitalized software development costs of ¥374,510 thousand, ¥455,876 thousand and ¥503,985 thousand, respectively.

The following table shows the estimated amortization of capitalized computer software costs for the next five years:

Thousands of
Years ending March 31,	Yen
2019	¥269,672
2020	197,999
2021	123,119
2022	60,277
2023	13,848